Inventory (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Components of inventories
The components of inventory follow:

	June 30, 2013	December 31, 2012
Raw materials	$978	$919
Work-in-process	421	424
Finished goods	1,127	1,129
Inventory at FIFO	2,526	2,472
Excess of FIFO over LIFO cost	(121)	(133)
Total inventory	$2,405	$2,339